INTANGIBLE ASSETS, NET (Details) - Patents and copyrights [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 2,867	$ 2,620
Accumulated amortization	(1,468)	(907)
Net carrying value	$ 1,399	$ 1,713